Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2024	2023	2022
Interest expenses on bank borrowings	13,729	5,187	-
Interest expenses on lease liabilities	166	-	-
Total finance costs	13,895	5,187	-